Cash and cash equivalents (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Undrawn borrowing facilities	₨ 1,294,099	₨ 308,901